Other Current Assets	12 Months Ended
Dec. 31, 2013
Other Assets Current [Abstract]
Other Current Assets [Text Block]

7.	Other Current Assets:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2013	December 31, 2012
Prepaid expenses	441	481
Insurance claims	134	1,458
Other	390	251
Total	965	2,190